Financial Risk Management - Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold [Line Items]
Derivative instruments	R$ 3,582,240
Net position - GBP and USD [Member]
Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold [Line Items]
Derivative instruments	1,093,241
Net position - GBP and USD [Member] | Fair value [member]
Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold [Line Items]
Derivative instruments	5,898
Forward contract [member]
Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold [Line Items]
Derivative instruments	119,851	1,302,869
Forward contract [member] | Fair value [member]
Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold [Line Items]
Derivative instruments		512
Derivative instruments	(3,259)
Derivative [Member]
Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold [Line Items]
Derivative instruments	1,213,092	1,302,869
Derivative [Member] | Fair value [member]
Disclosure Of Derivatives Are Measured At Fair Value With Gains And Losses Recognized In The Group Of Costs Of Products Sold [Line Items]
Derivative instruments	R$ 2,639	R$ 512